Loan to third parties (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Loan To Third Parties
Schedule of loan to third parties

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$ Audited	S$ Unaudited	US$ Unaudited
Loan to third party	1,623,608	1,121,323	861,737
Allowance for impairment of loan	(1,223,608)	(1,121,323)	(861,737)
	400,000	-	-

	As of April 30,
	2024	2025	2025
	S$	S$	US$
Loan to third parties	1,530,982	1,623,608	1,243,684
Allowance for impairment of loan	-	(1,223,608)	(937,284)
	1,530,982	400,000	306,400